Income Tax and Deferred Taxes - Components of Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense Income [Abstract]
(Expense) / Current income tax	$ (204,976)	$ (245,240)	$ (194,805)
Adjustments to current tax from the previous period	(3,475)	(2,978)	(6,934)
(Expense) / Current tax (expenses) / benefit (related to cash flow hedges)	(4,989)	175,880	(60,631)
Current tax expense, net	(213,440)	(72,338)	(262,370)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	3,381	35,327	(7,793)
Total deferred tax benefit / (expense)	3,381	35,327	(7,793)
Income tax (expense) /benefit	$ (210,059)	$ (37,011)	$ (270,163)